                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2006

Date of reporting period: November 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCKS (96.2%)
                    AUSTRALIA (A) (0.2%)
                    CHEMICALS: MAJOR DIVERSIFIED
         141,261    Orica Ltd.                                                                                            2,080,245
                                                                                                            ------------------------

                    AUSTRIA (A) (1.9%)
                    MAJOR TELECOMMUNICATIONS
         711,267    Telekom Austria AG                                                                                   16,105,351
                                                                                                            ------------------------

                    BELGIUM (A) (0.8%)
                    FINANCIAL CONGLOMERATES
         235,065    Fortis                                                                                                6,965,695
                                                                                                            ------------------------

                    FRANCE (A) (10.4%)
                    FOOD RETAIL
         187,326    Carrefour S.A.                                                                                        8,109,773
                                                                                                            ------------------------

                    INTEGRATED OIL
          97,268    Total S.A.                                                                                           24,307,450
                                                                                                            ------------------------

                    MAJOR BANKS
         129,315    BNP Paribas S.A.                                                                                     10,177,071
          37,749    Societe Generale                                                                                      4,474,158
                                                                                                            ------------------------
                                                                                                                         14,651,229
                                                                                                            ------------------------
                    MAJOR TELECOMMUNICATIONS
       1,312,203    France Telecom S.A.                                                                                  32,824,747
                                                                                                            ------------------------

                    PHARMACEUTICALS: MAJOR
          95,772    Sanofi-Aventis                                                                                        7,704,035
                                                                                                            ------------------------

                    Total France                                                                                         87,597,234
                                                                                                            ------------------------

                    GERMANY (A) (5.9%)
                    CHEMICALS: MAJOR DIVERSIFIED
         106,435    Bayer AG                                                                                              4,240,871
                                                                                                            ------------------------

                    CHEMICALS: SPECIALTY
          85,858    Linde AG                                                                                              6,132,963
                                                                                                            ------------------------

                    ELECTRIC UTILITIES
         114,868    RWE AG                                                                                                7,910,382
                                                                                                            ------------------------

                    INDUSTRIAL CONGLOMERATES
         144,125    Siemens AG (Registered Shares)                                                                       10,895,463
                                                                                                            ------------------------

                    MAJOR TELECOMMUNICATIONS
         369,036    Deutsche Telekom AG (Registered Shares)                                                               6,125,519
                                                                                                            ------------------------

                    MOTOR VEHICLES
         211,668    Bayerische Motoren Werke (BMW) AG                                                                     9,307,632
                                                                                                            ------------------------

                    MULTI-LINE INSURANCE
          39,256    Muenchener Rueckver AG (Registered Shares)                                                            5,121,521
                                                                                                            ------------------------

                    Total Germany                                                                                        49,734,351
                                                                                                            ------------------------

                    ITALY (A) (3.1%)
                    INTEGRATED OIL
         399,252    ENI SpA                                                                                              10,825,587
                                                                                                            ------------------------

                    MAJOR TELECOMMUNICATIONS
       6,280,469    Telecom Italia SpA - RNC                                                                             14,925,594
                                                                                                            ------------------------

                    Total Italy                                                                                          25,751,181
                                                                                                            ------------------------

                    JAPAN (A) (18.6%)
                    ADVERTISING/MARKETING SERVICES
          60,700    Asatsu - DK Inc.                                                                                      1,955,182
                                                                                                            ------------------------

                    COMMERCIAL PRINTING/FORMS
         862,000    Dai Nippon Printing Co., Ltd.                                                                        14,671,271
                                                                                                            ------------------------

                    ELECTRIC UTILITIES
         516,800    Kansai Electric Power Co., Inc. (The)                                                                10,964,235
                                                                                                            ------------------------

                    ELECTRONIC EQUIPMENT/INSTRUMENTS
         149,100    Canon Inc.                                                                                            8,379,679
          62,400    Kyocera Corp.                                                                                         4,250,329
       1,765,000    Mitsubishi Electric Corp.                                                                            11,779,689
       1,603,000    NEC Corp.                                                                                             9,640,643
                                                                                                            ------------------------
                                                                                                                         34,050,340
                                                                                                            ------------------------
                    ELECTRONICS/APPLIANCES
         249,300    Fuji Photo Film Co., Ltd.                                                                             7,980,052
                                                                                                            ------------------------

                    FOOD RETAIL
         117,100    Lawson, Inc.                                                                                          4,658,876
                                                                                                            ------------------------

                    GAS DISTRIBUTORS
       1,678,000    Osaka Gas Co., Ltd.                                                                                   5,494,273
       2,445,000    Tokyo Gas Co., Ltd.                                                                                   9,815,867
                                                                                                            ------------------------
                                                                                                                         15,310,140
                                                                                                            ------------------------
                    HOUSEHOLD/PERSONAL CARE
         596,000    Kao Corp.                                                                                            13,977,245
                                                                                                            ------------------------

                    MAJOR BANKS
       1,892,000    Shinsei Bank, Ltd.                                                                                   10,574,031
                                                                                                            ------------------------

                    MOVIES/ENTERTAINMENT
         110,900    Oriental Land Co., Ltd.                                                                               5,898,869
                                                                                                            ------------------------

                    PHARMACEUTICALS: OTHER
         215,000    Astellas Pharma Inc.                                                                                  8,275,247
                                                                                                            ------------------------

                    RAILROADS
           1,204    Central Japan Railway Co.                                                                            10,318,847
                                                                                                            ------------------------

                    REAL ESTATE DEVELOPMENT
         146,000    Mitsubishi Estate Co., Ltd.                                                                           2,129,090
                                                                                                            ------------------------

                    SEMICONDUCTORS
          69,400    Rohm Co., Ltd.                                                                                        6,257,543
                                                                                                            ------------------------

                    WIRELESS TELECOMMUNICATIONS
           5,669    NTT DoCoMo, Inc.                                                                                      8,876,161
                                                                                                            ------------------------

                    Total Japan                                                                                         155,897,129
                                                                                                            ------------------------

                    LUXEMBOURG (A) (0.3%)
                    STEEL
          99,098    Arcelor                                                                                               2,366,335
                                                                                                            ------------------------

                    NETHERLANDS (A) (8.5%)
                    FINANCIAL CONGLOMERATES
         301,495    ING Groep NV (Share Certificates)                                                                     9,740,712
                                                                                                            ------------------------

                    FOOD: MAJOR DIVERSIFIED
         384,253    Unilever NV (Share Certificates)                                                                     25,772,474
                                                                                                            ------------------------

                    FOOD: SPECIALTY/CANDY
         172,342    CSM NV                                                                                                4,781,396
                                                                                                            ------------------------

                    INDUSTRIAL SPECIALTIES
         142,999    Akzo Nobel NV                                                                                         6,407,430
                                                                                                            ------------------------

                    INTEGRATED OIL
         440,115    Royal Dutch Shell PLC (Class A)                                                                      13,539,826
                                                                                                            ------------------------

                    MAJOR BANKS
         459,715    ABN AMRO Holding NV                                                                                  11,304,381
                                                                                                            ------------------------

                    Total Netherlands                                                                                    71,546,219
                                                                                                            ------------------------

                    NEW  ZEALAND (A) (0.8%)
                    MAJOR TELECOMMUNICATIONS
       1,712,478    Telecom Corporation of New Zealand Ltd.                                                               6,981,697
                                                                                                            ------------------------

                    SINGAPORE (A) (0.6%)
                    REGIONAL BANKS
         550,000    United Overseas Bank Ltd.                                                                             4,711,275
                                                                                                            ------------------------

                    SOUTH  KOREA (A) (1.5%)
                    SEMICONDUCTORS
          42,768    Samsung Electronics Co., Ltd. (GDR) - 144A**                                                         12,322,199
                                                                                                            ------------------------

                    SPAIN (A) (1.7%)
                    INTEGRATED OIL
          76,253    Repsol YPF, S.A.                                                                                      2,245,197
                                                                                                            ------------------------

                    MAJOR TELECOMMUNICATIONS
         794,313    Telefonica S.A.                                                                                      11,724,590
                                                                                                            ------------------------

                    Total Spain                                                                                          13,969,787
                                                                                                            ------------------------

                    SWEDEN (A) (1.4%)
                    METAL FABRICATIONS
         515,340    SKF AB (B Shares)                                                                                     6,700,324
                                                                                                            ------------------------

                    REGIONAL BANKS
         473,940    Nordea Bank AB                                                                                        4,607,331
                                                                                                            ------------------------

                    Total Sweden                                                                                         11,307,655
                                                                                                            ------------------------

                    SWITZERLAND (A) (10.6%)
                    CONSTRUCTION MATERIALS
         198,617    Holcim Ltd. (Registered Shares)                                                                      12,839,235
                                                                                                            ------------------------

                    FINANCIAL CONGLOMERATES
         182,325    UBS AG (Registered Shares)                                                                           16,731,351
                                                                                                            ------------------------

                    FOOD: MAJOR DIVERSIFIED
         127,370    Nestle S.A. (Registered Shares)                                                                      37,525,099
                                                                                                            ------------------------

                    MAJOR BANKS
         106,751    Credit Suisse Group (Registered Shares)                                                               5,175,778
                                                                                                            ------------------------

                    PHARMACEUTICALS: MAJOR
         311,959    Novartis AG (Registered Shares)                                                                      16,277,523
                                                                                                            ------------------------

                    Total Switzerland                                                                                    88,548,986
                                                                                                            ------------------------

                    TAIWAN (0.5%)
                    MAJOR TELECOMMUNICATIONS
         260,556    Chunghwa Telecom Co., Ltd. (ADR)                                                                      4,538,885
                                                                                                            ------------------------

                    UNITED  KINGDOM (A) (29.4%)
                    AEROSPACE & DEFENSE
         671,943    Rolls-Royce Group PLC*                                                                                4,509,683
      22,442,896    Rolls-Royce Group PLC (B Shares)                                                                         38,784
                                                                                                            ------------------------
                                                                                                                          4,548,467
                                                                                                            ------------------------
                    CASINO/GAMING
         729,652    Hilton Group PLC                                                                                      4,195,086
                                                                                                            ------------------------

                    CATALOG/SPECIALTY DISTRIBUTION
         374,118    Gus PLC                                                                                               5,771,889
                                                                                                            ------------------------

                    CHEMICALS: SPECIALTY
         703,543    BOC Group PLC                                                                                        13,480,137
                                                                                                            ------------------------

                    ELECTRIC UTILITIES
       1,317,428    National Grid PLC                                                                                    12,155,838
         742,575    Scottish Power PLC                                                                                    6,798,871
                                                                                                            ------------------------
                                                                                                                         18,954,709
                                                                                                            ------------------------
                    FOOD: SPECIALTY/CANDY
       1,771,566    Cadbury Schweppes PLC                                                                                16,973,635
                                                                                                            ------------------------

                    HOTELS/RESORTS/CRUISELINES
         826,824    InterContinental Hotels Group PLC                                                                    11,140,584
                                                                                                            ------------------------

                    HOUSEHOLD/PERSONAL CARE
         421,670    Reckitt Benckiser PLC                                                                                12,994,133
                                                                                                            ------------------------

                    INTEGRATED OIL
       2,285,825    BP PLC                                                                                               25,100,391
                                                                                                            ------------------------

                    MAJOR BANKS
         632,249    Barclays PLC                                                                                          6,416,813
         441,129    Royal Bank of Scotland Group PLC                                                                     12,532,240
                                                                                                            ------------------------
                                                                                                                         18,949,053
                                                                                                            ------------------------
                    OTHER METALS/MINERALS
         758,712    BHP Billiton PLC                                                                                     11,262,754
                                                                                                            ------------------------

                    OTHER TRANSPORTATION
         306,961    BAA PLC                                                                                               3,364,894
                                                                                                            ------------------------

                    PERSONNEL SERVICES
       5,152,850    Hays PLC                                                                                             10,672,956
                                                                                                            ------------------------

                    PHARMACEUTICALS: MAJOR
         558,594    GlaxoSmithKline PLC                                                                                  13,827,467
                                                                                                            ------------------------

                    PUBLISHING: BOOKS/MAGAZINES
       1,740,620    Reed Elsevier PLC                                                                                    15,418,999
                                                                                                            ------------------------

                    PULP & PAPER
         342,104    Bunzl PLC                                                                                             3,493,068
                                                                                                            ------------------------

                    TOBACCO
         482,398    British American Tobacco PLC                                                                         10,520,813
         806,770    Imperial Tobacco Group PLC                                                                           23,993,860
                                                                                                            ------------------------
                                                                                                                         34,514,673
                                                                                                            ------------------------
                    WHOLESALE DISTRIBUTORS
         212,090    Wolseley PLC                                                                                          4,492,005
                                                                                                            ------------------------

                    WIRELESS TELECOMMUNICATIONS
       7,915,702    Vodafone Group PLC                                                                                   16,998,789
                                                                                                            ------------------------

                    Total United  Kingdom                                                                               246,153,689
                                                                                                            ------------------------

                    Total Common Stocks
                    (Cost $703,369,836)                                                                                 806,577,913
                                                                                                            ------------------------

                    PREFERRED STOCK (A) (1.4%)
                    GERMANY
                    MOTOR VEHICLES
          15,533    Porsche AG (Cost $10,017,229)                                                                        11,561,006
                                                                                                            ------------------------

                    RIGHTS (A) (0.0%)
                    AUSTRALIA
                    CHEMICALS: MAJOR DIVERSIFIED
          17,657    Orica Ltd. (Cost $0)                                                                                     63,320
                                                                                                            ------------------------

                    TOTAL INVESTMENTS
                    (Cost $713,387,065) (b)(c)                                                     97.6%               818,202,239

                    OTHER ASSETS IN EXCESS OF LIABILITIES                                           2.4                  19,888,131
                                                                                            ------------    ------------------------

                    NET ASSETS                                                                    100.0%              $838,090,370
                                                                                            ============    ========================

--------------

    ADR       American Depositary Receipt.

    GDR       Global Depositary Receipt.

     *        Non-income producing security.

     **       Resale is restricted to qualified institutional investors.

    (A)       Securities with a total market value of $813,663,354
              have been valued at their fair value as determined in
              good faith under procedures established by and under
              the general supervision of the Fund's Trustees.

    (b)       Securities have been designated as collateral in an amount equal to $15,989,499 in connection with an open forward foreign currency contract.

    (c)       The aggregate cost for federal income tax purposes
              approximates the aggregate cost for book purposes. The
              aggregate gross unrealized appreciation is
              $115,868,127 and the aggregate gross unrealized
              depreciation is $11,052,953, resulting in net
              unrealized appreciation of $104,815,174.

Forward Foreign Currency Contract Open at November 30, 2005:

       CONTRACT TO                      IN                                 DELIVERY               UNREALIZED
         DELIVER                   EXCHANGE FOR                              DATE                DEPRECIATION
----------------------- ----------------------------------------------    ------------    ---------------------------

JPY 1,903,485,900                GBP 9,400,000                            01/25/06                $(364,757)
                                                                                          ===========================

Currency Abbreviations:
-----------------------
GBP   British Pound.
JPY   Japanese Yen.

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
SUMMARY OF INVESTMENTS NOVEMBER 30, 2005 (UNAUDITED)

                                                                   PERCENT OF
               INDUSTRY                  VALUE                     NET ASSETS
--------------------------------------------------------------------------------

Major Telecommunications                   $93,226,383                 11.1%
Integrated Oil                              76,018,451                  9.1
Food: Major Diversified                     63,297,573                  7.6
Major Banks                                 60,654,472                  7.3
Electric Utilities                          37,829,326                  4.5
Pharmaceuticals: Major                      37,809,025                  4.5
Tobacco                                     34,514,673                  4.1
Electronic Equipment/Instruments            34,050,340                  4.1
Financial Conglomerates                     33,437,758                  4.0
Household/Personal Care                     26,971,378                  3.2
Wireless Telecommunications                 25,874,950                  3.1
Food: Specialty/Candy                       21,755,031                  2.6
Motor Vehicles                              20,868,638                  2.5
Chemicals: Specialty                        19,613,100                  2.3
Semiconductors                              18,579,742                  2.2
Publishing: Books/Magazines                 15,418,999                  1.8
Gas Distributors                            15,310,140                  1.8
Commercial Printing/Forms                   14,671,271                  1.8
Construction Materials                      12,839,235                  1.5
Food Retail                                 12,768,649                  1.5
Other Metals/Minerals                       11,262,754                  1.3
Hotels/Resorts/Cruiselines                  11,140,584                  1.3
Industrial Conglomerates                    10,895,463                  1.3
Personnel Services                          10,672,956                  1.3
Railroads                                   10,318,847                  1.2
Regional Banks                               9,318,606                  1.1
Pharmaceuticals: Other                       8,275,247                  1.0
Electronics/Appliances                       7,980,052                  1.0
Metal Fabrications                           6,700,324                  0.8
Industrial Specialties                       6,407,430                  0.8
Chemicals: Major Diversified                 6,384,436                  0.8
Movies/Entertainment                         5,898,869                  0.7
Catalog/Specialty Distribution               5,771,889                  0.7
Multi-Line Insurance                         5,121,521                  0.6
Aerospace & Defense                          4,548,467                  0.5
Wholesale Distributors                       4,492,005                  0.5
Casino/Gaming                                4,195,086                  0.5
Pulp & Paper                                 3,493,068                  0.4
Other Transportation                         3,364,894                  0.4
Steel                                        2,366,335                  0.3
Real Estate Development                      2,129,090                  0.3
Advertising/Marketing Services               1,955,182                  0.2
                                    -------------------   ------------------

                                          $818,202,239 *               97.6%
                                    ===================   ==================

--------------
* Does not include the outstanding forward foreign currency contract with an unrealized depreciation of $364,757.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 19, 2006
                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: January 19, 2006
                                              /s/ Francis Smith
                                              Francis Smith
                                              Principal Financial Officer

                                       5